Investment Securities, Available-for-sale Securities, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized Cost [Abstract]
Due in one year or less	$ 10,065
Due in one year through five years	175,635
Due after five years through ten years	69
Amortized Cost	515,531	$ 580,705
Fair Value [Abstract]
Due in one year or less	10,053
Due in one year through five years	172,834
Due after five years through ten years	69
Total securities available for sale	501,463	571,965
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	271,386
Amortized Cost	271,386	320,614
Fair Value [Abstract]
Securities, fair value	262,032
Total securities available for sale	262,032	315,983
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized Cost [Abstract]
Securities, amortized cost	58,376
Amortized Cost	58,376	68,921
Fair Value [Abstract]
Securities, fair value	56,475
Total securities available for sale	$ 56,475	$ 67,059